UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4084

					Hawaiian Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:
						(212) 697-6666


				Date of fiscal year end:	3/31

			Date of reporting period:	      9/30/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS



SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2005

                                    HAWAIIAN
                                    TAX-FREE
                                      TRUST

                          A TAX-FREE INCOME INVESTMENT

                        [LOGO OF HAWAIIAN TAX-FREE TRUST:
                        A PALM TREE IN FRONT OF A CIRCLE
                  WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA(SM) GROUP OF FUNDS

[LOGO OF HAWAIIAN TAX-FREE TRUST:
A PALM TREE IN FRONT OF A CIRCLE
WHICH HAS AN ISLAND AND WATER WITHIN IT] (R)

               SERVING HAWAII INVESTORS FOR MORE THAN TWO DECADES

                             HAWAIIAN TAX-FREE TRUST

                           "DON'T WAIT UNTIL TOMORROW"

                                                                  November, 2005

Dear Fellow Shareholder:

      Are there things that you wish that you had done today? Yesterday? 10 years ago? We are all guilty of sometimes putting off to tomorrow things we really should do today. However, when it comes to investing for one's retirement and future needs, any delay can prove to be extremely costly.

LIFE EXPECTANCY

      As you probably know, continuing advances in medicine and a renewed focus on healthier life styles have contributed to life expectancy in the United States reaching an all-time high. The average American can now expect to live
77.6 years. It probably won't surprise you to learn that this increase is in keeping with historical trends. U.S. life expectancies have risen an average of 2/10th of a year, each and every year since 1990.

AN OPTIMISTIC, YET REALISTIC APPROACH

      While it is certainly always hoped for, and may be fully expected, that plans will come to fruition in exactly the manner anticipated, it is always best to also have a realistic approach to most future dealings - especially when it comes to investing and one's retirement planning.

      INADEQUACY OF SOCIAL SECURITY -- Coupled with a population that is living longer is a society which is reproducing less. This is creating a phenomenon known as "global aging." It is anticipated that before too long, the number of retired persons will outweigh the number of individuals in the workforce. This situation may well wreak havoc with the Social Security system.

      While we may not realize the full impact of global aging in our lifetimes, it does bring to light that perhaps it may not be wise to rely solely on Social Security for one's retirement needs. Many financial experts suggest that one should plan to have 75% - 80% of their current income available at retirement so that they can maintain their current standard of living. For many people, Social Security alone will not even come close to providing this suggested percentage, if it truly is an accurate estimate.

      PRECARIOUSNESS OF PENSION PLANS -- When you read about such industry leaders as Bethlehem Steel, United Airlines, Enron and WorldCom having significant financial problems, it reminds us all that our corporate pension plans may not be 100% safe. Therefore, relying solely upon income from corporate pension plans for retirement may also not necessarily be a wise thing to do.

      INFLATION -- With so much uncertainty in this world today, going back to the olden days of "placing your savings under your mattress for safe-keeping" might not seem like such a bad idea. However, while this method is better than not saving at all, it does not take into consideration the effect of an often overlooked risk factor - inflation. A dollar placed safely under one's mattress today may still be there in a few years. But, it is unlikely that it will still have the same purchasing power that it does today. The dollar may still look and feel the same as it did when it was first tucked away. But, in actuality, inflation will most likely take a bite out of its purchasing power. In other words, it will no longer have the same "bang for the buck."

      As you probably are aware, the Consumer Price Index (CPI) measures the average price of a 'basket' of goods and services at regular intervals. It should come as no surprise to you that the cost for that basket of goods and services continues to rise year after year. In fact, as you will note from the chart below, in the past 20 years, the CPI has come very close to doubling.

                   Year                        CPI
                   ----                        ---
                   1985                      $105.5
                   1990                      $127.4
                   1995                      $150.3
                   2000                      $168.8
                   2005                      $190.7

      As you can see, each dollar buys substantially less each year. So, while one may have enough money to cover their living expenses right at the moment, it is also important to ask oneself if you will be able to say the same thing 10, 20 or more years from now.

PLAN AHEAD AND DIVERSIFY

      Unfortunately, many of us probably know a retired person who has been forced back to work in order to keep up with their living expenses. And, we may know someone who has had to adopt a diminished life style in order to keep their expenses under control.

      Our best advice for everyone in order to avoid these types of situations is to:

      1) sit down with a financial professional and develop a sound financial plan;

      2)    start saving as early as possible;

      3)    have a diversified portfolio of investments; and

      4) have a diversified pool of resources to rely upon for your retirement, not depending solely on Social Security or a pension plan.

      No matter where you choose to place your cash reserves - in Hawaiian Tax-Free Trust or elsewhere - don't wait until tomorrow to prepare for your future. If you haven't already done so, start a savings plan today that will, hopefully, enable you to reach your goals.

                                        Sincerely,


/s/ Diana P. Herrmann                                /s/ Lacy B. Herrmann

Diana P. Herrmann                                    Lacy B. Herrmann
Vice Chair & President                               Founder & Chairman Emeritus

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                             HAWAIIAN TAX-FREE TRUST
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII GENERAL OBLIGATION BONDS (54.6%)                                  S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 City and County of Honolulu, Hawaii, Series A,
                    Escrowed to Maturity, FGIC Insured
$  3,995,000     5.750%, 04/01/11 ..........................................            Aaa/NR             $  4,474,200
                 City and County of Honolulu, Hawaii , Series A,
                    Escrowed to Maturity, FGIC Insured
   4,110,000     6.000%, 01/01/11 ..........................................            Aaa/AAA               4,631,189
     920,000     6.000%, 01/01/12 ..........................................            Aaa/AAA               1,048,956
     775,000     5.750%, 04/01/13 ..........................................            Aaa/AAA                 884,074
                 City and County of Honolulu, Hawaii, Series A,
                    Escrowed to Maturity, MBIA Insured
   1,355,000     6.000%, 11/01/09 ..........................................            Aaa/AAA               1,499,294
     410,000     6.000%, 11/01/10 ..........................................            Aaa/AAA                 461,098
                 City and County of Honolulu, Hawaii, Series A,
                    FGIC Insured
   9,970,000     7.350%, 07/01/07 ..........................................            Aaa/AAA              10,690,033
   3,600,000     7.350%, 07/01/08 ..........................................            Aaa/AAA               3,995,532
   1,715,000     6.000%, 01/01/11 ..........................................            Aaa/AAA               1,924,607
       5,000     5.750%, 04/01/11 ..........................................            Aaa/AAA                   5,586
   1,580,000     6.000%, 01/01/12 ..........................................            Aaa/AAA               1,793,885
   3,025,000     5.750%, 04/01/13 ..........................................            Aaa/AAA               3,437,973
                 City and County of Honolulu, Hawaii, Series A,
                    FSA Insured
   2,500,000     5.000%, 09/01/09 ..........................................            Aaa/AAA               2,662,950
                 City and County of Honolulu, Hawaii, Series A
                    MBIA Insured
     860,000     6.000%, 11/01/09 ..........................................            Aaa/AAA                 951,581
   1,090,000     6.000%, 11/01/10 ..........................................            Aaa/AAA               1,225,847
     370,000     5.250%, 03/01/12 ..........................................            Aaa/AAA                 405,520
     745,000     5.250%, 03/01/18 ..........................................            Aaa/AAA                 808,124
   1,115,000     5.250%, 03/01/15 ..........................................            Aaa/AAA               1,220,724
   1,715,000     5.250%, 03/01/16 ..........................................            Aaa/AAA               1,875,301
   4,655,000     5.000%, 07/01/16 ..........................................            Aaa/AAA               5,092,151
   1,775,000     5.250%, 03/01/17 ..........................................            Aaa/AAA               1,932,549

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                              S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 City and County of Honolulu, Hawaii, Prerefunded
                    Series A, Escrowed to Maturity, MBIA Insured
$    630,000     5.250%, 03/01/12 ..........................................            Aaa/AAA            $    693,510
                 City and County of Honolulu, Hawaii,
                    Prerefunded 03/01/13 @ 100, Series A,
                    MBIA Insured
   1,885,000     5.250%, 03/01/15 ..........................................            Aaa/AAA               2,086,846
   2,885,000      5.250%, 03/01/16 .........................................            Aaa/AAA               3,193,926
   3,005,000      5.250%, 03/01/17 .........................................            Aaa/AAA               3,326,775
   1,255,000      5.250%, 03/01/18 .........................................            Aaa/AAA               1,389,385
                 City and County of Honolulu, Hawaii, Series A,
                    MBIA Insured
   5,000,000     5.000%, 07/01/14 ..........................................            Aaa/AAA               5,465,650
   7,650,000     5.000%, 07/01/18 ..........................................            Aaa/AAA               8,248,765
   6,250,000     5.000%, 07/01/19 ..........................................            Aaa/AAA               6,707,937
                 City and County of Honolulu, Hawaii, Series A,
                    Prerefunded 09/01/06 @ 102, FGIC Insured
     440,000     5.625%, 09/01/14 ..........................................            Aaa/AAA                 459,444
                 City and County of Honolulu, Hawaii, Series A,
                    Prerefunded 09/01/11 @ 100, FSA Insured
   3,500,000     5.375%, 09/01/18 ..........................................            Aaa/AAA               3,870,860
   2,000,000     5.125%, 09/01/20 ..........................................            Aaa/AAA               2,185,360
                 City and County of Honolulu, Hawaii, Series A,
                    Prerefunded 11/01/05 @ 101, MBIA Insured
   2,280,000     5.000%, 11/01/15 ..........................................            Aaa/AAA               2,306,608
                 City and County of Honolulu, Hawaii, Series B
                    Prerefunded 07/01/09 @ 101, FGIC Insured
     600,000     5.125%, 07/01/11 ..........................................            Aaa/AAA                 646,800
                 City and County of Honolulu, Hawaii, Series B
                    FGIC Insured
   7,310,000     5.500%, 10/01/11 ..........................................            Aaa/AAA               8,122,872
   4,490,000     5.000%, 07/01/19 ..........................................            Aaa/AAA               4,820,554
   1,395,000     5.000%, 07/01/20 ..........................................            Aaa/AAA               1,497,700
                 City and County of Honolulu, Hawaii,  Series B,
                    MBIA Insured
   4,000,000     5.000%, 07/01/10 ..........................................            Aaa/AAA               4,294,040
   5,000,000     5.000%, 07/01/12 ..........................................            Aaa/AAA               5,427,750
   3,000,000     5.000%, 07/01/13 ..........................................            Aaa/AAA               3,270,750
   2,930,000     5.000%, 07/01/18 ..........................................            Aaa/AAA               3,159,331

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                              S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 City and County of Honolulu, Hawaii, Series B,
                    Prerefunded 07/01/09 @ 101, FGIC Insured
$  2,595,000     5.125%, 07/01/15 ..........................................            Aaa/AAA            $  2,797,410
                 City and County of Honolulu, Hawaii, Series B,
                    Prerefunded 11/01/07 @ 101, FGIC Insured
     930,000     5.000%, 11/01/13 ..........................................            Aaa/AAA                 977,365
   1,060,000     5.000%, 11/01/14 ..........................................            Aaa/AAA               1,113,986
     530,000     5.000%, 11/01/16 ..........................................            Aaa/AAA                 556,993
   1,400,000     5.000%, 11/01/17 ..........................................            Aaa/AAA               1,471,302
                 City and County of Honolulu, Hawaii, Series C,
                    MBIA Insured
   6,945,000     5.000%, 07/01/19 ..........................................            Aaa/AAA               7,453,860
                 City and County of Honolulu, Hawaii, Series C
                    FGIC Insured
   7,750,000     5.125%, 07/01/14 ..........................................            Aaa/AAA               8,303,350
   2,510,000     5.000%, 07/01/18 ..........................................            Aaa/AAA               2,663,060
                 City and County of Honolulu, Hawaii, Series D,
                    MBIA Insured
   1,100,000     5.000%, 07/01/14 ..........................................            Aaa/AAA               1,202,443
   6,450,000     5.000%, 07/01/20 ..........................................            Aaa/AAA               6,901,178
                 City and County of Honolulu, Hawaii, Water Utility
                    Refunding and Improvement, Escrowed to Maturity,
                    FGIC Insured
   1,125,000     6.000%, 12/01/12 ..........................................            Aaa/AAA               1,298,531
   1,050,000     6.000%, 12/01/15 ..........................................            Aaa/AAA               1,241,121
                 County of Hawaii, Series A, FGIC Insured
   1,700,000     5.450%, 05/01/07 ..........................................            Aaa/AAA               1,762,135
   3,170,000     5.500%, 05/01/08 ..........................................            Aaa/AAA               3,354,209
   2,500,000     5.550%, 05/01/09 ..........................................            Aaa/AAA               2,695,900
   4,905,000     5.600%, 05/01/11 ..........................................            Aaa/AAA               5,440,577
   1,000,000     5.600%, 05/01/12 ..........................................            Aaa/AAA               1,118,580
   1,000,000     5.600%, 05/01/13 ..........................................            Aaa/AAA               1,127,970
   1,465,000     5.500%, 07/15/16 ..........................................            Aaa/AAA               1,596,982
                 County of Hawaii, Series A, FSA Insured
   1,000,000     5.375%, 05/15/13 ..........................................            Aaa/AAA               1,078,230
   1,000,000     5.400%, 05/15/15 ..........................................            Aaa/AAA               1,077,300
   1,000,000     5.000%, 07/15/16 ..........................................            Aaa/AAA               1,073,820

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                              S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 County of Hawaii, Series A, FSA Insured (continued)
$  2,000,000     5.000%, 07/15/17 ..........................................            Aaa/AAA            $  2,137,960
   1,470,000     5.625%, 05/15/18 ..........................................            Aaa/AAA               1,590,099
   1,000,000     5.000%, 07/15/18 ..........................................            Aaa/AAA               1,064,840
                 County of Hawaii, Series A, Prerefunded
                    02/01/06 @ 101.5, FGIC Insured
   1,900,000     5.000%, 02/01/11 ..........................................            Aaa/AAA               1,941,686
   1,970,000     5.100%, 02/01/12 ..........................................            Aaa/AAA               2,013,852
   2,440,000     5.200%, 02/01/16 ..........................................            Aaa/AAA               2,495,095
                 County of Hawaii, Series B, MBIA Insured
   1,060,000     4.250%, 07/15/09 ..........................................            Aaa/AAA               1,098,881
                 County of Kauai, Hawaii, Series A, Prerefunded
                    08/01/10 @ 100, FGIC Insured
   1,000,000     6.125%, 08/01/13 ..........................................            Aaa/AAA               1,125,880
   1,010,000     6.250%, 08/01/14 ..........................................            Aaa/AAA               1,142,734
   1,000,000     6.250%, 08/01/15 ..........................................            Aaa/AAA               1,131,420
   1,000,000     6.250%, 08/01/16 ..........................................            Aaa/AAA               1,131,420
   1,275,000     6.250%, 08/01/17 ..........................................            Aaa/AAA               1,442,560
                 County of Kauai, Hawaii Refunding Bonds, Series A
                     MBIA Insured
   1,010,000     5.700%, 02/01/07 ..........................................            Aaa/AAA               1,020,645
   1,125,000     5.625%, 08/01/13 ..........................................            Aaa/AAA               1,244,261
   1,620,000     5.625%, 08/01/14 ..........................................            Aaa/AAA               1,789,047
   1,035,000     5.625%, 08/01/17 ..........................................            Aaa/AAA               1,136,171
   1,000,000     5.625%, 08/01/18 ..........................................            Aaa/AAA               1,096,100
   2,360,000     5.500%, 08/01/20 ..........................................            Aaa/AAA               2,562,512
                 County of Kauai, Hawaii Refunding Bonds,
                    Series B & C, AMBAC Insured
     435,000     5.900%, 08/01/08 ..........................................            Aaa/AAA                 467,286
   1,355,000     5.900%, 08/01/08 ..........................................            Aaa/AAA               1,455,568
   1,300,000     5.950%, 08/01/10 ..........................................            Aaa/AAA               1,451,736
                 County of Maui, Hawaii, MBIA Insured
   1,100,000     5.000%, 09/01/08 ..........................................            Aaa/AAA               1,156,672
                 County of Maui, Hawaii, MBIA Insured
   4,000,000     5.000%, 03/01/17 ..........................................            Aaa/AAA               4,323,880
   2,500,000     5.000%, 03/01/18 ..........................................            Aaa/AAA               2,690,225
   1,105,000     5.000%, 03/01/19 ..........................................            Aaa/AAA               1,183,709

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                              S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 County of Maui, Hawaii, Series A, FGIC Insured
                    Prerefunded 03/01/08 @ 101
$  1,200,000     5.125%, 03/01/14 ..........................................            Aaa/AAA            $  1,269,312
   1,050,000     5.125%, 03/01/16 ..........................................            Aaa/AAA               1,110,648
   2,590,000     5.250%, 03/01/18 ..........................................            Aaa/AAA               2,747,058
                 County of Maui, Hawaii, Series A, MBIA Insured
   1,105,000     5.250%, 03/01/15 ..........................................            Aaa/AAA               1,200,538
   1,205,000     5.250%, 03/01/16 ..........................................            Aaa/AAA               1,307,750
   1,000,000     5.250%, 03/01/18 ..........................................            Aaa/AAA               1,074,660
   1,750,000     5.250%, 03/01/19 ..........................................            Aaa/AAA               1,874,513
                 County of Maui, Hawai, Series A, MBIA Insured
   1,000,000     5.500%, 03/01/18 ..........................................            NR/AAA                1,081,310
                 County of Maui, Hawaii, Series A,
                    Prerefunded 09/01/07 @ 101, FGIC Insured
   1,130,000     5.250%, 09/01/13 ..........................................            Aaa/AAA               1,189,122
   1,265,000     5.250%, 09/01/15 ..........................................            Aaa/AAA               1,331,185
   1,335,000     5.250%, 09/01/16 ..........................................            Aaa/AAA               1,404,847
                 County of Maui, Hawaii, Series A,
                    Prerefunded 03/01/08 @101, FGIC Insured
     250,000     5.000%, 03/01/10 ..........................................            Aaa/AAA                 263,722
                 County of Maui, Hawaii, Unrefunded Series A,
                    FGIC Insured
     750,000     5.000%, 03/01/10 ..........................................            Aaa/AAA                 787,410
                 County of Maui, Hawaii, Series B, FGIC Insured
   1,065,000     5.250%, 03/01/11 ..........................................            Aaa/AAA               1,159,860
                 County of Maui, Hawaii, Series B, MBIA Insured
     825,000     5.375%, 09/01/13 ..........................................            Aaa/AAA                 916,468
                 County of Maui, Hawaii Refunding Bonds, Series B,
                    MBIA Insured
   1,445,000     5.375%, 09/01/12 ..........................................            Aaa/AAA               1,604,268
                 County of Maui, Hawaii, Series C, FGIC Insured
   1,020,000     5.250%, 03/01/16 ..........................................            Aaa/AAA               1,098,856
   1,000,000     5.250%, 03/01/17 ..........................................            Aaa/AAA               1,076,800
   1,250,000     5.250%, 03/01/20 ..........................................            Aaa/AAA               1,345,362
                 State of Hawaii, Series BW, FSA Insured
   1,000,000     6.400%, 03/01/09 ..........................................            Aaa/AAA               1,105,160

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                              S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 State of Hawaii, Series BZ, FGIC Insured
$  3,700,000     6.000%, 10/01/11 ..........................................            Aaa/AAA            $  4,210,859
   3,500,000     6.000%, 10/01/12 ..........................................            Aaa/AAA               4,024,265
                 State of Hawai, Series CA, FGIC Insured
   2,000,000     5.750%, 01/01/11 ..........................................            Aaa/AAA               2,220,660
                 State of Hawaii, Series CC
     590,000     5.125%, 02/01/07 ..........................................            Aa3/AA-                 605,723
                 State of Hawaii, Series CH
   1,000,000     4.750%, 11/01/11 ..........................................            Aa3/AA-               1,070,080
                 State of Hawaii, Series CH, FGIC Insured
   5,000,000     6.000%, 11/01/07 ..........................................            Aaa/AAA               5,291,800
   3,390,000     6.000%, 11/01/08 ..........................................            Aaa/AAA               3,672,794
                 State of Hawaii, Series CI
   1,500,000     4.700%, 11/01/07 ..........................................            Aa3/AA-               1,548,690
                 State of Hawaii, Series CL, FGIC Insured
   2,305,000     6.000%, 03/01/11 ..........................................            Aaa/AAA               2,594,946
                 State of Hawaii, Series CM, FGIC Insured
   3,000,000     6.500%, 12/01/15 ..........................................            Aaa/AAA               3,671,340
                 State of Hawaii, Series CN, FGIC Insured
                    Prerefunded 03/01/07 @ 102
   4,000,000     5.250%, 03/01/10 ..........................................            Aaa/AAA               4,206,400
   4,000,000     5.250%, 03/01/13 ..........................................            Aaa/AAA               4,206,400
   3,000,000     5.500%, 03/01/14 ..........................................            Aaa/AAA               3,165,060
   7,950,000     5.250%, 03/01/15 ..........................................            Aaa/AAA               8,360,220
   1,000,000     5.250%, 03/01/17 ..........................................            Aaa/AAA               1,051,600
                 State of Hawaii, Series CP Prerefunded, FGIC Insured
   3,565,000     5.000%, 10/01/13 ..........................................            Aaa/AAA               3,740,897
   1,565,000     5.000%, 10/01/14 ..........................................            Aaa/AAA               1,642,217
   3,565,000     5.000%, 10/01/15 ..........................................            Aaa/AAA               3,740,897
   5,135,000     5.000%, 10/01/17 ..........................................            Aaa/AAA               5,388,361
                 State of Hawaii, Series CP Unrefunded, FGIC Insured
   1,435,000     5.000%, 10/01/13 ..........................................            Aaa/AAA               1,499,833
     630,000     5.000%, 10/01/14 ..........................................            Aaa/AAA                 658,344
   1,435,000     5.000%, 10/01/15 ..........................................            Aaa/AAA               1,499,833
   2,060,000     5.000%, 10/01/17 ..........................................            Aaa/AAA               2,151,052

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                              S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 State of Hawaii, Series CR, MBIA Insured
                    Prerefunded 04/01/08 @ 101
$  1,000,000     5.250%, 04/01/13 ..........................................            Aaa/AAA            $  1,062,360
   5,000,000     5.000%, 04/01/16 ..........................................            Aaa/AAA               5,282,050
   9,600,000     5.000%, 04/01/17 ..........................................            Aaa/AAA              10,141,536
                 State of Hawaii, Series CS, MBIA Insured
   5,500,000     5.000%, 04/01/09 ..........................................            Aaa/AAA               5,822,465
                 State of Hawaii, Series CU, MBIA Insured
   1,250,000     5.750%, 10/01/08 ..........................................            Aaa/AAA               1,342,750
   1,000,000     5.750%, 10/01/09 ..........................................            Aaa/AAA               1,094,390
                 State of Hawaii, Series CU, Prerefunded 10/01/10
                    @ 100, MBIA Insured
   3,000,000     5.600%, 10/01/19 ..........................................            Aaa/AAA               3,317,910
                 State of Hawaii, Series CV, FGIC Insured
  11,000,000     5.000%, 08/01/20 ..........................................            Aaa/AAA              11,554,070
   5,000,000     5.250%, 08/01/21 ..........................................            Aaa/AAA               5,407,750
   1,015,000     5.000%, 08/01/21 ..........................................            Aaa/AAA               1,063,436
                 State of Hawaii, Series CX, FSA Insured
   2,000,000     5.250%, 02/01/12 ..........................................            Aaa/AAA               2,189,740
   8,725,000     5.500%, 02/01/13 ..........................................            Aaa/AAA               9,680,475
     500,000     5.000%, 02/01/19 ..........................................            Aaa/AAA                 525,380
   2,500,000     5.500%, 02/01/21 ..........................................            Aaa/AAA               2,726,450
                 State of Hawaii, Series CY, FSA Insured
   2,500,000     5.750%, 02/01/14 ..........................................            Aaa/AAA               2,856,375
   2,000,000     5.750%, 02/01/15 ..........................................            Aaa/AAA               2,300,240
                 State of Hawaii, Series CZ, Prerefunded, FSA Insured
   1,255,000     5.250%, 07/01/16 ..........................................            Aaa/AAA               1,384,177
                 State of Hawaii, Series CZ, Unrefunded, FSA Insured
   8,135,000     5.250%, 07/01/16 ..........................................            Aaa/AAA               8,835,017
                 State of Hawaii, Series CZ, FSA Insured
   1,500,000     5.250%, 07/01/12 ..........................................            Aaa/AAA               1,650,615
   3,000,000     5.250%, 07/01/17 ..........................................            Aaa/AAA               3,308,790
   3,000,000     5.250%, 07/01/18 ..........................................            Aaa/AAA               3,234,120
                 State of Hawaii, Series DD, MBIA Insured
   2,000,000     4.250%, 05/01/10 ..........................................            Aaa/AAA               2,085,160

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII GENERAL OBLIGATION BONDS (CONTINUED)                              S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 State of Hawaii, Series DD, Prerefunded,
                    MBIA Insured
$  2,530,000     5.000%, 05/01/18 ..........................................            Aaa/AAA            $  2,769,642
                 State of Hawaii, Series DD Unrefunded,
                    MBIA Insured
   1,470,000     5.000%, 05/01/18 ..........................................            Aaa/AAA               1,573,547
                                                                                                           ------------
                                                                                                            404,776,143
                                                                                                           ------------

                 HAWAII REVENUE BONDS (37.0%)
                 Board of Regents, University of Hawaii,
                    University System, Series A, FGIC Insured
   1,805,000     5.500%, 07/15/14 ..........................................            Aaa/AAA               2,004,940
   1,090,000     5.500%, 07/15/16 ..........................................            Aaa/AAA               1,207,295
   2,000,000     5.500%, 07/15/19 ..........................................            Aaa/AAA               2,197,600
   2,000,000     5.500%, 07/15/21 ..........................................            Aaa/AAA               2,192,600
   2,000,000     5.500%, 07/15/22 ..........................................            Aaa/AAA               2,202,620
   3,000,000     5.500%, 07/15/29 ..........................................            Aaa/AAA               3,264,660
                 Board of Regents, University of Hawaii, University
                    System, Series B, FSA Insured
   1,110,000     5.250%, 10/01/12 ..........................................            Aaa/AAA               1,210,377
   1,000,000     5.250%, 10/01/13 ..........................................            Aaa/AAA               1,088,180
   1,140,000     5.250%, 10/01/14 ..........................................            Aaa/AAA               1,231,599
   1,395,000     5.250%, 10/01/15 ..........................................            Aaa/AAA               1,508,637
                 City and County Board of Honolulu, Hawaii Water
                    Supply, Series A, FGIC Insured
     700,000     4.750%, 07/01/15 ..........................................            Aaa/AAA                 747,943
                 City and County of Honolulu, Hawaii Board of Water
                    Supply & System, FSA Insured
     620,000     5.500%, 07/01/15 ..........................................            Aaa/AAA                 677,189
   3,000,000     5.125%, 07/01/21 ..........................................            Aaa/AAA               3,206,250
   5,450,000     5.250%, 07/01/23 ..........................................            Aaa/AAA               5,865,345
                 City and County of Honolulu, Hawaii Board of Water
                    Supply & System, Series A, FGIC Insured
   1,000,000     3.000%, 07/01/11 ..........................................            Aaa/AAA                 968,760
     600,000     4.000%, 07/01/13 ..........................................            Aaa/AAA                 614,022
   1,365,000     4.000%, 07/01/14 ..........................................            Aaa/AAA               1,391,181
   2,700,000     4.750%, 07/01/16 ..........................................            Aaa/AAA               2,870,478
   2,805,000     4.750%, 07/01/17 ..........................................            Aaa/AAA               2,967,185

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                                         S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 City and County of Honolulu, Hawaii Board of Water
                    Supply & System, Series A, FGIC Insured (continued)
$  2,970,000     4.750%, 07/01/18 ..........................................            Aaa/AAA            $  3,128,271
   3,095,000     4.750%, 07/01/19 ..........................................            Aaa/AAA               3,245,974
   3,265,000     4.750%, 07/01/20 ..........................................            Aaa/AAA               3,414,472
   1,230,000     5.000%, 07/01/21 ..........................................            Aaa/AAA               1,308,683
                 City and County of Honolulu, Hawaii Improvement
                    District No. 261 (Halawa Business Park),
                    Special Assessment Bonds
     355,000     6.800%, 10/15/05 ..........................................            NR/NR2                  355,573
     290,000     6.900%, 10/15/06 ..........................................            NR/NR2                  293,593
                 City and County of Honolulu, Hawaii Wastewater
                    Systems, FGIC Insured
   1,395,000     5.000%, 07/01/12 ..........................................            Aaa/NR                1,488,019
                 City and County of Honolulu, Hawaii Wastewater
                    Systems, Series A, FGIC Insured
   3,950,000     5.000%, 07/01/16 ..........................................            Aaa/AAA               4,285,710
   1,000,000     5.000%, 07/01/17 ..........................................            Aaa/AAA               1,079,110
   2,825,000     5.000%, 07/01/22 ..........................................            Aaa/AAA               3,001,619
                 City and County of Honolulu, Hawaii Wastewater
                    Systems, Junior Series, FGIC Insured
   3,000,000     5.250%, 07/01/13 ..........................................            Aaa/AAA               3,228,390
   1,000,000     5.250%, 07/01/15 ..........................................            Aaa/AAA               1,076,130
   2,400,000     5.250%, 07/01/16 ..........................................            Aaa/AAA               2,577,432
   2,000,000     5.250%, 07/01/18 ..........................................            Aaa/AAA               2,144,220
   5,055,000     5.000%, 07/01/23 ..........................................            Aaa/AAA               5,304,313
                 City and County of Honolulu, Hawaii Wastewater
                    Systems, Senior Series, AMBAC Insured
   1,810,000     5.500%, 07/01/11 ..........................................            Aaa/NR                2,003,580
   1,065,000     5.500%, 07/01/16 ..........................................            Aaa/NR                1,159,796
   3,000,000     5.500%, 07/01/17 ..........................................            Aaa/NR                3,258,960
   2,310,000     5.500%, 07/01/18 ..........................................            Aaa/NR                2,501,961
   2,000,000     5.250%, 07/01/19 ..........................................            Aaa/NR                2,159,920
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (Hawaiian Electric
                    Company, Inc.), Series A, AMBAC Insured
   4,965,000     5.500%, 12/01/14 ..........................................            Aaa/AAA               5,384,691

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                                         S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (Hawaiian Electric
                    Company, Inc.), Series A, MBIA Insured
$  4,125,000     4.950%, 04/01/12 ..........................................            Aaa/AAA            $  4,454,588
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (Hawaiian Electric
                    Company, Inc.) Refunding Series A-AMT,
                    FGIC Insured
   3,000,000     4.800%, 01/01/25 ..........................................            Aaa/AAA               3,022,080
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (Hawaiian Electric
                    Company, Inc., and Subsidiaries Projects),
                    Series A-AMT, MBIA Insured
   5,700,000     5.650%, 10/01/27 ..........................................            Aaa/AAA               6,198,978
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (Hawaiian Electric
                    Company, Inc., and Subsidiaries Projects),
                    Series B-AMT, XL Capital Insured
   1,000,000     5.000%, 12/01/22 ..........................................            Aaa/AAA               1,037,280
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (Hawaiian Electric
                    Company, Inc.), Series D-AMT, AMBAC Insured
   2,500,000     6.150%, 01/01/20 ..........................................            Aaa/AAA               2,727,400
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (Kapiolani Health
                    Care System), MBIA Insured
                    Prerefunded 07/01/06 @ 102
   1,000,000     6.000%, 07/01/11 ..........................................            Aaa/AAA               1,042,480
   1,000,000     6.200%, 07/01/16 ..........................................            Aaa/AAA               1,043,930
   1,000,000     6.250%, 07/01/21 ..........................................            Aaa/AAA               1,044,290
                 Department of Budget and Finance of the State of
                    Hawaii (North Hawaii Community Hospital)
                    Special Purpose , VRDO1 Enhancement LOC -
                    First Hawaiian Bank expiring 05/26/09
   1,675,000     2.79%, 05/01/19 ...........................................           VMIG1/Aa3              1,675,000

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                                         S&P                 VALUE
------------     -----------------------------------------------------------           --------            ------------
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (The Evangelical Lutheran
                    Good Samaritan Society), AMBAC Insured
$    490,000     4.700%, 11/01/06 ..........................................            Aaa/AAA            $    499,026
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (The Queen's Health
                    System), Series A, Prerefunded 07/01/06 @ 102
   5,000,000     6.050%, 07/01/16 ..........................................             A1/A+                5,212,300
   8,625,000     6.000%, 07/01/20 ..........................................             A1/A+                8,988,113
   3,500,000     5.750%, 07/01/26 ..........................................             A1/A+                3,641,015
                 Department of Budget and Finance of the State of
                    Hawaii Special Purpose (The Queen's Health
                    System), Series B, MBIA Insured
   8,000,000     5.250%, 07/01/23 ..........................................            Aaa/AAA               8,464,400
                 Department of Hawaiian Home Lands (State of Hawaii)
   1,310,000     4.150%, 07/01/08 ..........................................             A3/NR                1,326,860
   1,525,000     4.350%, 07/01/10 ..........................................             A3/NR                1,569,652
   1,245,000     4.450%, 07/01/11 ..........................................             A3/NR                1,280,819
                 Hawaii Community Development Authority
                    Improvement District Special Assessment Bonds
                    (Kakaako Community Development District 2)
     435,000     5.500%, 07/01/06 ..........................................             NR/NR2                 439,650
     465,000     5.600%, 07/01/07 ..........................................             NR/NR2                 469,989
                 Housing Finance and Development Corporation
                    (State of Hawaii) Single Family Mortgage,
                    Series A-AMT, FNMA Insured
   2,830,000     5.300%, 07/01/22 ..........................................            Aaa/AAA               2,912,070
   6,750,000     5.750%, 07/01/30 ..........................................            Aaa/AAA               6,775,853
   1,330,000     5.400%, 07/01/30 ..........................................            Aaa/AAA               1,350,415
                 Housing Finance and Development Corporation
                    (State of Hawaii) Single Family Mortgage,
                    Series B, FNMA Insured
   9,350,000     5.450%, 07/01/17 ..........................................            Aaa/AAA               9,644,338
   6,800,000     5.300%, 07/01/28 ..........................................            Aaa/AAA               6,910,364
                 Housing Finance and Development Corporation
                    (State of Hawaii) University of Hawaii Faculty
                    Housing Project, AMBAC Insured
   2,125,000     5.650%, 10/01/16 ..........................................            Aaa/AAA              2,154,325
   4,000,000     5.700%, 10/01/25 ..........................................            Aaa/AAA              4,055,360

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                                         S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 State of Hawaii Airport System, AMT FGIC Insured
$  5,080,000     6.500%, 07/01/13 ..........................................            Aaa/AAA            $  5,723,636
   4,000,000     5.750%, 07/01/17 ..........................................            Aaa/AAA               4,372,640
   6,000,000     5.625%, 07/01/18 ..........................................            Aaa/AAA               6,488,760
   6,000,000     5.250%, 07/01/21 ..........................................            Aaa/AAA               6,268,140
                 State of Hawaii Airport System, AMT, Second Series,
                    Escrowed to Maturity, MBIA Insured
   6,455,000     6.900%, 07/01/12 ..........................................            Aaa/AAA               7,312,482
                 State of Hawaii Airport System, Series B-AMT,
                    FGIC Insured
   3,000,000     8.000%, 07/01/10 ..........................................            Aaa/AAA               3,530,070
                 State of Hawaii Harbor Capital Improvement, AMT,
                    MBIA Insured
   3,850,000     5.750%, 07/01/17 ..........................................            Aaa/AAA               4,055,744
                 State of Hawaii Harbor Capital Improvement,
                    Series B-AMT, AMBAC Insured
   3,000,000     5.500%, 07/01/19 ..........................................            Aaa/AAA               3,230,280
                 State of Hawaii Harbor System, Series A, FSA Insured
   1,350,000     4.500%, 01/01/07 ..........................................            Aaa/AAA               1,373,895
   1,285,000     4.500%, 01/01/08 ..........................................            Aaa/AAA               1,322,728
                 State of Hawaii Harbor System, Series A-AMT,
                    FSA Insured
   2,000,000     5.750%, 07/01/17 ..........................................            Aaa/AAA               2,169,780
   1,500,000     5.900%, 07/01/21 ..........................................            Aaa/AAA               1,632,900
                 State of Hawaii Harbor System, Series B-AMT,
                    FSA Insured
     870,000     5.000%, 01/01/07 ..........................................            Aaa/AAA                 890,114
   1,220,000     5.000%, 01/01/08 ..........................................            Aaa/AAA               1,263,542
   3,275,000     4.500%, 01/01/09 ..........................................            Aaa/AAA               3,383,435
   2,000,000     5.000%, 01/01/11 ..........................................            Aaa/AAA               2,129,540
                 State of Hawaii Highway
   1,000,000     3.000%, 07/01/06 ..........................................            Aa3/AA                1,000,550
   1,140,000     3.000%, 07/01/07 ..........................................            Aa3/AA                1,138,051
   1,000,000     6.000%, 07/01/09 ..........................................            Aa3/AA                1,097,500
                 State of Hawaii Highway, FSA Insured
   1,000,000     3.000%, 07/01/08 ..........................................            Aaa/AAA                 996,580
     750,000     3.000%, 07/01/09 ..........................................            Aaa/AAA                 744,472
   1,500,000     3.000%, 07/01/10 ..........................................            Aaa/AAA               1,471,065
   1,500,000     3.000%, 07/01/11 ..........................................            Aaa/AAA               1,455,975

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII REVENUE BONDS (CONTINUED)                                         S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 State of Hawaii Highway, Series A, FSA Insured
$  1,000,000     5.000%, 07/01/20 ..........................................            Aaa/AAA            $  1,069,950
                 State of Hawaii Highway, FSA Insured
     825,000     4.800%, 07/01/08 ..........................................            Aaa/AAA                 860,854
                 State of Hawaii Highway, FSA Insured
                    Prerefunded 07/01/11 @ 100
   1,000,000     5.375%, 07/01/19 ..........................................            Aaa/AAA               1,103,230
                 State of Hawaii Highway, Callable 07/01/10 @ 100,
                    FSA Insured
   2,000,000     4.500%, 07/01/10 ..........................................            Aaa/AAA               2,103,500
   2,000,000     4.500%, 07/01/11 ..........................................            Aaa/AAA               2,110,520
   5,105,000     5.000%, 07/01/12 ..........................................            Aaa/AAA               5,541,733
                 State of Hawaii Highway, Callable 07/01/10 @ 100,
                    Prerefunded 07/01/11 @ 100 FSA Insured
     500,000     5.250%, 07/01/13 ..........................................            Aaa/AAA                 548,380
   1,530,000     5.375%, 07/01/14 ..........................................            Aaa/AAA               1,687,942
     250,000     5.125%, 07/01/14 ..........................................            Aaa/AAA                 270,080
   2,720,000     5.500%, 07/01/19 ..........................................            Aaa/AAA               2,982,888
   1,110,000     5.500%, 07/01/20 ..........................................            Aaa/AAA               1,217,281
   2,000,000     5.375%, 07/01/20 ..........................................            Aaa/AAA               2,206,460
                 State of Hawaii Highway, FGIC Insured
                    Prerefunded 07/01/06 @ 102
   3,705,000     5.600%, 07/01/13 ..........................................            Aaa/AAA               3,851,644
   2,000,000     5.250%, 07/01/16 ..........................................            Aaa/AAA               2,074,080
                 State of Hawaii Housing & Community Development,
                    FSA Insured
     660,000     1.900%, 01/01/06 ..........................................            Aaa/NR                  657,690
     910,000     2.900%, 01/01/09 ..........................................            Aaa/NR                  896,568
     895,000     3.400%, 01/01/11 ..........................................            Aaa/NR                  891,143
     670,000     3.450%, 07/01/11 ..........................................            Aaa/NR                  667,903
     925,000     3.600%, 01/01/12 ..........................................            Aaa/NR                  923,936
     960,000     3.600%, 07/01/12 ..........................................            Aaa/NR                  957,686
   1,055,000     3.700%, 07/01/13 ..........................................            Aaa/NR                1,052,141
                                                                                                           ------------
                                                                                                            274,485,341
                                                                                                           ------------

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        PUERTO RICO MUNICIPAL BONDS (5.2%)                                       S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 Puerto Rico Commonwealth Aqueduct and Sewer
                    Authority Revenue Bonds, MBIA Insured
$  2,500,000     5.000%, 07/01/15 ..........................................            Aaa/AAA            $  2,570,975
                 Puerto Rico Commonwealth Government Facilities
                    Revenue Bonds, Series A FSA Insured
   1,600,000     5.250%, 07/01/19 ..........................................            NR/AAA                1,806,096
                 Puerto Rico Commonwealth Highway & Transportation
                    Authority Revenue Bonds, Series J,
                    Callable 07/01/14 @ 100, MBIA Insured
   5,745,000     5.000%, 07/01/17 ..........................................            Aaa/AAA               6,231,027
                 Puerto Rico Commonwealth Public Finance Corp.
                    Revenue Bonds, Series A,
                    Prerefunded 08/01/11 @ 100, MBIA Insured
   5,000,000     5.500%, 08/01/17 ..........................................            Aaa/AAA               5,569,700
                 Puerto Rico Commonwealth Public Improvement
                    General Obligation Bonds, Series A, FGIC Insured
   4,000,000     5.500%, 07/01/13 ..........................................            Aaa/AAA               4,514,880
   2,000,000     5.500%, 07/01/16 ..........................................            Aaa/AAA               2,287,900
                 Puerto Rico Commonwealth Public Improvement
                    General Obligation Bonds, Series A, FSA Insured
   4,000,000     5.000%, 07/01/16 ..........................................            Aaa/AAA               4,353,880
                 Puerto Rico Commonwealth Public Improvement
                    General Obligation Bonds, MBIA Insured
   1,800,000     5.250%, 07/01/13 ..........................................            Aaa/AAA               1,946,160
                 Puerto Rico Commonwealth Public Improvement
   1,000,000     5.500%, 07/01/15 ..........................................             NR/AAA               1,140,740
                 Puerto Rico Commonwealth Public Improvement
                    General Obligation Bonds, Series CR, FSA Insured
   1,060,000     5.250%, 07/01/17 ..........................................            Aaa/AAA               1,190,497
                 Puerto Rico Public Finance Corp., Prerefunded,
                    FNMA Collateralized
   6,000,000     5.500%, 08/01/29 ..........................................            Aaa/BBB-              6,646,320
                                                                                                           ------------
                                                                                                             38,258,175
                                                                                                           ------------

                                                                                        RATING
    FACE                                                                               MOODY'S/
   AMOUNT        HAWAII COMMERCIAL PAPER (2.0%)                                           S&P                 VALUE
------------     -----------------------------------------------------------           ---------           ------------
                 City and County of Honolulu, Hawaii,
                    WestDeutsche Bank Insured
$ 10,000,000     2.650%, 12/01/05 ..........................................             P1/A1+            $ 10,000,000
   5,000,000     2.550%, 10/03/05 ..........................................             P1/A1+               5,000,000
                                                                                                           ------------
                                                                                                             15,000,000
                                                                                                           ------------

                 Total Investments (Cost $702,481,135)3 ....................              98.8%             732,519,659
                 Other assets less liabilities .............................               1.2%               8,660,719
                                                                                         -----             ------------
                 Net Assets ................................................             100.0%            $741,180,378
                                                                                         =====             ============

                                                                                       Percent of
                 Portfolio Distribution by Quality Rating (unaudited)                  Portfolio
                 -----------------------------------------------------------           ----------
                 Aaa of Moody's and/or AAA of S&P. .........................              93.6%
                 Aa of Moody's and/or AA of S&P. ...........................               1.1
                 A of Moody's and/or S&P. ..................................               5.1
                 Not rated (2) .............................................               0.2
                                                                                         -----
                                                                                         100.0%
                                                                                         =====

                 (1) Variable rate demand  obligations  (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

                 (2) Any securities  not rated (NR) have been  determined by the
                     Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                 (3) See footnote 4 of the notes to financial statements.

                 PORTFOLIO ABBREVIATIONS:
                 ------------------------
                 AMBAC - American Municipal Bond Assurance Corporation AMT - Alternative Minimum Tax
                 FGIC - Financial Guaranty Insurance Company
                 FNMA - Federal National Mortgage Association
                 FSA - Financial Securities Assurance
                 LOC - Letter of Credit
                 MBIA - Municipal Bond Investors Assurance
                 VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $702,481,135) .............................................  $ 732,519,659
   Cash .................................................................................        179,644
   Interest receivable ..................................................................      9,695,986
   Receivable for Trust shares sold .....................................................        159,266
   Other assets .........................................................................         51,194
                                                                                           -------------
   Total assets .........................................................................    742,605,749
                                                                                           -------------

LIABILITIES
   Dividends payable ....................................................................        430,102
   Distribution and service fees payable ................................................        297,616
   Payable for Trust shares redeemed ....................................................        292,091
   Adviser and Administrator fees payable ...............................................        244,427
   Accrued expenses .....................................................................        161,135
                                                                                           -------------
   Total liabilities ....................................................................      1,425,371
                                                                                           -------------

NET ASSETS ..............................................................................  $ 741,180,378
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ..  $     644,063
   Additional paid-in capital ...........................................................    707,073,417
   Net unrealized appreciation on investments (note 4) ..................................     30,038,524
   Accumulated net realized gain on investments .........................................      1,334,057
   Undistributed net investment income ..................................................      2,090,317
                                                                                           -------------
                                                                                           $ 741,180,378
                                                                                           =============

CLASS A
   Net Assets ...........................................................................  $ 683,268,140
                                                                                           =============
   Capital shares outstanding ...........................................................     59,374,853
                                                                                           =============
   Net asset value and redemption price per share .......................................  $       11.51
                                                                                           =============
   Offering price per share (100/96 of $11.51 adjusted to nearest cent) .................  $       11.99
                                                                                           =============

CLASS C
   Net Assets ...........................................................................  $  36,876,945
                                                                                           =============
   Capital shares outstanding ...........................................................      3,206,212
                                                                                           =============
   Net asset value and offering price per share .........................................  $       11.50
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ........................................  $       11.50*
                                                                                           =============

CLASS Y
   Net Assets ...........................................................................  $  21,035,293
                                                                                           =============
   Capital shares outstanding ...........................................................      1,825,217
                                                                                           =============
   Net asset value, offering and redemption price per share .............................  $       11.52
                                                                                           =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME:

   Interest income ..................................................                    $  16,742,276
Expenses:

   Investment Adviser fees (note 3) .................................   $     521,965
   Administrator fees (note 3) ......................................         969,371
   Distribution and service fees (note 3) ...........................         871,621
   Transfer and shareholder servicing agent fees ....................         202,743
   Trustees' fees and expenses (note 8) .............................          78,673
   Legal fees (note 3) ..............................................          75,459
   Shareholders' reports and proxy statements .......................          64,858
   Custodian fees ...................................................          62,638
   Insurance ........................................................          34,760
   Registration fees and dues .......................................          22,368
   Auditing and tax fees ............................................          13,007
   Chief compliance officer (note 3) ................................           2,278
   Miscellaneous ....................................................          19,097
                                                                        -------------
                                                                            2,938,838
   Expenses paid indirectly (note 6) ................................         (62,638)
                                                                        -------------
   Net expenses .....................................................                        2,876,200
                                                                                         -------------
   Net investment income ............................................                       13,866,076

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions ............         875,073
   Change in unrealized appreciation on investments .................        (871,746)
                                                                        -------------
   Net realized and unrealized gain (loss) on investments ...........                            3,327
                                                                                         -------------
   Net change in net assets resulting from operations ...............                    $  13,869,403
                                                                                         =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                         SEPTEMBER 30, 2005             YEAR ENDED
                                                                                            (UNAUDITED)               MARCH 31, 2005
                                                                                         ------------------           --------------
OPERATIONS:
   Net investment income ..............................................................     $  13,866,076             $  28,686,242
   Net realized gain (loss) from securities transactions ..............................           875,073                 1,286,593
   Change in unrealized appreciation on investments ...................................          (871,746)              (20,663,429)
                                                                                            -------------             -------------
   Net change in net assets resulting from operations .................................        13,869,403                 9,309,406
                                                                                            -------------             -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ..............................................................       (12,909,476)              (26,594,626)
   Net realized gain on investments ...................................................                --                (1,165,988)

   Class C Shares:
   Net investment income ..............................................................          (542,494)               (1,158,762)
   Net realized gain on investments ...................................................                --                   (65,029)

   Class Y Shares:
   Net investment income ..............................................................          (414,109)                 (926,612)
   Net realized gain on investments ...................................................                --                   (37,109)
                                                                                            -------------             -------------
   Change in net assets from distributions ............................................       (13,866,079)              (29,948,126)
                                                                                            -------------             -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ..........................................................        29,765,590                62,021,734
   Reinvested dividends and distributions .............................................         7,834,687                17,008,650
   Cost of shares redeemed ............................................................       (35,684,061)              (74,491,462)
                                                                                            -------------             -------------
   Change in net assets from capital share transactions ...............................         1,916,216                 4,538,922
                                                                                            -------------             -------------
      Change in net assets ............................................................        1,919,540                (16,099,798)

NET ASSETS:
   Beginning of period ................................................................       739,260,838               755,360,636
                                                                                            -------------             -------------
   End of period* .....................................................................     $ 741,180,378             $ 739,260,838
                                                                                            =============             =============
   * Includes undistributed net investment income of:                                       $   2,090,317             $   2,090,319
                                                                                            =============             =============

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION

      Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 21, 1998, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount on a daily basis.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the net assets of the Trust.

      Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the net assets of the Trust.

      The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2005.

      Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the six months ended September 30, 2005, service fees on Class A Shares amounted to $687,971 of which the Distributor retained $41,567.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2005, amounted to $137,738. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended September 30, 2005, amounted to $45,912. The total of these payments made with respect to Class C Shares amounted to $183,650 of which the Distributor retained $39,925.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the six months ended September 30, 2005, total commissions on sales of Class A Shares amounted to $613,092, of which the Distributor received $60,737.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2005, the Trust incurred $71,565 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended  September  30, 2005,  purchases of securities
and  proceeds  from  the  sales  of  securities   aggregated   $58,543,757   and
$62,837,435, respectively.

      At September 30, 2005 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $31,489,847 and gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,451,323 for a net unrealized appreciation of $30,038,524. The tax cost of the Trust's securities at September 30, 2005 equaled $702,481,135.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                        Six Months Ended
                                       September 30, 2005                   Year Ended
                                          (unaudited)                     March 31, 2005
                                 -----------------------------     -----------------------------
                                    Shares           Amount           Shares           Amount
                                 ------------     ------------     ------------     ------------
CLASS A SHARES:
   Proceeds from shares sold ..     2,149,293     $ 24,913,130        4,327,393     $ 50,338,345
   Reinvested distributions ...       638,450        7,398,264        1,374,724       16,002,996
   Cost of shares redeemed ....    (2,590,560)     (30,008,885)      (5,178,326)     (60,145,678)
                                 ------------     ------------     ------------     ------------
      Net change ..............       197,183        2,302,509          523,791        6,195,663
                                 ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold ..       300,668        3,475,160          808,399        9,429,910
   Reinvested distributions ...        25,917          300,189           56,505          657,317
   Cost of shares redeemed ....      (389,908)      (4,511,078)        (823,950)      (9,543,036)
                                 ------------     ------------     ------------     ------------
      Net change ..............       (63,323)        (735,729)          40,954          544,191
                                 ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold ..       118,745        1,377,300          193,962        2,253,479
   Reinvested distributions ...        11,718          136,234           29,901          348,337
   Cost of shares redeemed ....      (100,346)      (1,164,098)        (410,603)      (4,802,748)
                                 ------------     ------------     ------------     ------------
      Net change ..............        30,117          349,436         (186,740)      (2,200,932)
                                 ------------     ------------     ------------     ------------
Total transactions in Trust
   shares .....................       163,977     $  1,916,216          378,005     $  4,538,922
                                 ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At September 30, 2005 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended September 30, 2005 was $65,454, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meeting and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended September 30, 2005, such meeting-related expenses amounted to $13,219.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                  Year Ended March 31,
                                              2005                     2004
                                         -------------            -------------
      Net tax-exempt income              $  28,668,394            $  28,703,806
      Ordinary income                           11,607                    1,142
      Long term capital gain                 1,268,125                       --
                                         -------------            -------------
                                         $  29,948,126            $  28,704,948
                                         =============            =============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the treatment of market discount as interest income for financial statement purposes.

      As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed long term capital gain                        $     458,984
      Unrealized appreciation                                        30,998,727
      Undistributed tax-exempt income                                 2,001,862
                                                                  -------------
                                                                  $  33,459,573
                                                                  =============

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for Hawaiian Tax-Free Trust. On July 27, 2005 KPMG LLP declined to stand for reelection as the principal accountants of the Trust and Tait, Weller and Baker LLP was engaged as the principal accountants to audit the Trust's financial statements for the fiscal year of 2006. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Trust's financial statements as of and for the years ended March 31, 2005 and 2004 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended March 31, 2005 and 2004 and the subsequent interim period through the opinion date of May 23, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                             HAWAIIAN TAX-FREE TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                         Class A
                                                      ----------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                             Year Ended March 31,
                                                        9/30/05        -----------------------------------------------------------
                                                      (unaudited)        2005         2004         2003         2002         2001
                                                      -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period                    $ 11.51        $ 11.83      $ 11.73      $ 11.26      $ 11.37      $ 10.94
                                                        -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income                                   0.22           0.45         0.46         0.48         0.51         0.54
   Net gain (loss) on securities (both realized
      and unrealized)                                        --          (0.30)        0.10         0.47        (0.10)        0.43
                                                        -------        -------      -------      -------      -------      -------
   Total from investment operations                        0.22           0.15         0.56         0.95         0.41         0.97
                                                        -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income                   (0.22)         (0.45)       (0.46)       (0.48)       (0.52)       (0.54)
   Distributions from capital gains                          --          (0.02)          --           --           --           --
                                                        -------        -------      -------      -------      -------      -------
   Total distributions                                    (0.22)         (0.47)       (0.46)       (0.48)       (0.52)       (0.54)
                                                        -------        -------      -------      -------      -------      -------
Net asset value, end of period                          $ 11.51        $ 11.51      $ 11.83      $ 11.73      $ 11.26      $ 11.37
                                                        =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge)                 1.92%*         1.33%        4.83%        8.57%        3.62%        9.14%

Ratios/supplemental data
   Net assets, end of period (in millions)              $   683        $   681      $   694      $   675      $   625      $   593
   Ratio of expenses to average net assets                 0.75%**        0.74%        0.73%        0.71%        0.72%        0.74%
   Ratio of net investment income to average
      net assets                                           3.74%**        3.90%        3.89%        4.15%        4.51%        4.88%
   Portfolio turnover rate                                    8%*           10%           8%           5%          13%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets                 0.74%**        0.74%        0.72%        0.70%        0.70%        0.72%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*     Not Annualized.

**    Annualized.

                 See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                         Class C
                                                      ----------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                             Year Ended March 31,
                                                        9/30/05        -----------------------------------------------------------
                                                      (unaudited)        2005         2004         2003         2002         2001
                                                      -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period                    $ 11.50        $ 11.82      $ 11.73      $ 11.26      $ 11.36      $ 10.93
                                                        -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income                                   0.17           0.36         0.36         0.38         0.41         0.45
   Net gain (loss) on securities (both
      realized and unrealized)                               --          (0.30)        0.09         0.48        (0.08)        0.43
                                                        -------        -------      -------      -------      -------      -------
   Total from investment operations                        0.17           0.06         0.45         0.86         0.33         0.88
                                                        -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income                   (0.17)         (0.36)       (0.36)       (0.39)       (0.43)       (0.45)
   Distributions from capital gains                          --          (0.02)          --           --           --           --
                                                        -------        -------      -------      -------      -------      -------
   Total distributions                                    (0.17)         (0.38)       (0.36)       (0.39)       (0.43)       (0.45)
                                                        -------        -------      -------      -------      -------      -------
Net asset value, end of period                          $ 11.50        $ 11.50      $ 11.82      $ 11.73      $ 11.26      $ 11.36
                                                        =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge)                 1.51%*         0.53%        3.91%        7.70%        2.91%        8.28%

Ratios/supplemental data
   Net assets, end of period (in millions)              $  36.9        $  37.6      $  38.2      $  33.8      $  24.1      $  15.0
   Ratio of expenses to average net assets                 1.55%**        1.54%        1.54%        1.51%        1.51%        1.54%
   Ratio of net investment income to
      average net assets                                   2.94%**        3.10%        3.08%        3.33%        3.68%        4.06%
   Portfolio turnover rate                                    8%*           10%           8%           5%          13%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets                 1.54%**        1.54%        1.52%        1.50%        1.50%        1.51%

                                                                                         Class Y
                                                      ----------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                             Year Ended March 31,
                                                        9/30/05        -----------------------------------------------------------
                                                      (unaudited)        2005         2004         2003         2002         2001
                                                      -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period                    $ 11.52        $ 11.84      $ 11.75      $ 11.28      $ 11.39      $ 10.95
                                                        -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income                                   0.23           0.48         0.48         0.50         0.52         0.55
   Net gain (loss) on securities (both
      realized and unrealized)                               --          (0.30)        0.09         0.47        (0.09)        0.45
                                                        -------        -------      -------      -------      -------      -------
   Total from investment operations                        0.23           0.18         0.57         0.97         0.43         1.00
                                                        -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income                   (0.23)         (0.48)       (0.48)       (0.50)       (0.54)       (0.56)
   Distributions from capital gains                          --          (0.02)          --           --           --           --
                                                        -------        -------      -------      -------      -------      -------
   Total distributions                                    (0.23)         (0.50)       (0.48)       (0.50)       (0.54)       (0.56)
                                                        -------        -------      -------      -------      -------      -------
Net asset value, end of period                          $ 11.52        $ 11.52      $ 11.84      $ 11.75      $ 11.28      $ 11.39
                                                        =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge)                 2.00%*         1.54%        4.97%        8.77%        3.80%        9.44%

Ratios/supplemental data
   Net assets, end of period (in millions)              $  21.0        $  20.7      $  23.5      $  25.2      $  19.3      $   7.9
   Ratio of expenses to average net assets                 0.55%**        0.54%        0.53%        0.51%        0.52%        0.54%
   Ratio of net investment income to
      average net assets                                   3.93%**        4.09%        4.09%        4.33%        4.69%        5.00%
   Portfolio turnover rate                                    8%*           10%           8%           5%          13%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets                 0.54%**        0.54%        0.52%        0.50%        0.50%        0.51%

----------
+ Per share amounts have been calculated using the monthly average shares method.

*     Not Annualized.

**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                       ACTUAL
                    TOTAL RETURN     BEGINNING         ENDING        EXPENSES
                       WITHOUT        ACCOUNT          ACCOUNT      PAID DURING
                   SALES CHARGES(1)    VALUE            VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                 1.92%        $1,000.00        $1,019.20        $3.75
--------------------------------------------------------------------------------
Class C                 1.51%        $1,000.00        $1,015.10        $7.78
--------------------------------------------------------------------------------
Class Y                 2.00%        $1,000.00        $1,020.00        $2.73
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                    HYPOTHETICAL
                     ANNUALIZED      BEGINNING         ENDING        EXPENSES
                        TOTAL         ACCOUNT          ACCOUNT     PAID DURING
                       RETURN          VALUE            VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%        $1,000.00        $1,021.36        $3.75
--------------------------------------------------------------------------------
Class C                 5.00%        $1,000.00        $1,017.35        $7.79
--------------------------------------------------------------------------------
Class Y                 5.00%        $1,000.00        $1,022.36        $2.74
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.54% AND 0.54% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of the Hawaiian Tax-Free Trust (the "Trust") was held on September 21, 2005. The holders of shares representing 67% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

      To elect Trustees.

                                  Dollar Amount of Votes:

      Trustee                     For                                  Withheld
      -------                     ---                                  --------
      Thomas W. Courtney          $497,985,849                        $3,719,484
      Diana P. Herrmann           $498,367,795                        $3,337,538
      Stanley W. Hong             $498,162,217                        $3,543,105
      Theodore T. Mason           $498,205,893                        $3,499,440
      Russell K. Okata            $495,510,202                        $6,195,131
      Douglas Philpotts           $497,067,823                        $4,637,510
      Oswald K. Stender           $497,512,312                        $4,193,021

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2006 of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2005. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Trust for the year ended March 31, 2005;

      o A Report by the Administrator containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered, the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The Adviser has provided local management of the Trust's portfolio. The Trustees noted that the Adviser employed as portfolio manager for the Trust, Mr. Robert Crowell, and had provided facilities for credit analysis of the Trust's portfolio securities. Mr. Crowell, based in Honolulu, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Hawaii in light of prevailing interest rates and local economic conditions.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND ADVISER.

      The Board determined it appropriate to consider the Trust's performance. For the fiscal year ended March 31, 2005 the Trust's average annual rate of return for Class A Shares was 1.33%; the net asset value of Class A Shares was $11.83 at the beginning of the fiscal year and $11.51 at the end. Performance for the other classes was similar.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors and with national averages. It was noted that the materials provided by the Administrator indicated that compared to the four largest competitive Hawaii funds, the Trust has had investment performance that is comparable to that of its peers for one-, five- and ten-year periods, with lower rates of return explained by the Trust's generally higher-quality portfolio and generally shorter average maturities. The Board considered these results to be consistent with the purposes of the Trust.

      The Board concluded that the performance of the Trust, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by its local competitors and single-state tax-free municipal bond funds nationwide.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had been generally increasing in recent years. However, they concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Trust's fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

Lacy B. Herrmann, Chairman Emeritus
AQUILA MANAGEMENT CORPORATION

ADMINISTRATOR

AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER

ASSET MANAGEMENT GROUP of
BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

BOARD OF TRUSTEES

Theodore T. Mason, Chair
Thomas W. Courtney
Diana P. Herrmann
Stanley W. Hong
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS

Diana P. Herrmann, Vice Chair and President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert W. Anderson, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
  and Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR

AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN

BANK ONE TRUST COMPANY, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

  (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

  (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, Trustee and President
December 7, 2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
December 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 7, 2005

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 7, 2005




HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(1) Not applicable.

(a) (2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.